Material Accounting Policies	9 Months Ended
Sep. 30, 2025
Material Accounting Policies [Abstract]
MATERIAL ACCOUNTING POLICIES
2	MATERIAL ACCOUNTING POLICIES

BASIS OF PREPARATION

The unaudited interim condensed consolidated financial statements have been prepared in accordance with the historical cost basis, except as disclosed in the accounting policies below, and are drawn up in accordance with the provisions of the International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board (“IASB”) for the nine months ended September 30, 2025 and 2024.

These unaudited interim condensed consolidated financial statements for the nine months ended September 30, 2025 and 2024 should be read in conjunction with the Group’s last audited annual consolidated financial statements for the years ended December 31, 2024 and 2023. They do not include all the information and disclosures required for a complete set of financial statements prepared in accordance with IFRS Accounting Standard. However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since last annual consolidated financial statements.

Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

These unaudited interim condensed consolidated financial statements were approved by the board of directors of the Company on September 30, 2025.

The board of directors has the power to amend the financial statements after issue.

ADOPTION OF NEW AND REVISED STANDARDS

On January 1, 2024 the Group has adopted the new or amended IFRS and interpretations issued by the IFRS interpretations Committee (IFRS IC) that are mandatory for application for the fiscal year. Changes to the Group’s accounting policies have been made as required, in accordance with the transitional provisions in the respective IFRS and IFRS IC.

The adoption of these new or amended IFRS and IFRS IC did not result in substantial changes to the Group’s accounting policies and had no material effect on the amounts reported for the current or prior financial years.

COMMON CONTROL & MERGER ACCOUNTING

The acquisition of entities, businesses or assets under common control are accounted for in accordance with merger accounting.

The consolidated financial statements incorporate the financial statements of the consolidated entities or businesses in which the common control consolidation occurs as if they had been consolidated from the date when the consolidation entities or businesses first came under the control of the controlling party.

The consolidated financial statements have prepared using uniform accounting policies for like transactions and other events in similar circumstances.

All intra-group balances, transactions, income and expenses are eliminated in full on consolidation and the consolidated financial statements reflect external transactions only.

The net assets of the consolidated entities or businesses are consolidated using the existing carrying amounts from the controlling party’s perspective. No amount is recognized in respect of goodwill or excess of the acquirer’s interest in the net fair value of acquiree’s identifiable assets, liabilities and contingent liabilities over the acquisition cost at the time of common control consolidation. All differences between the cost of acquisition (fair value of consideration paid) and the amounts at which the assets and liabilities are recorded, arising from common control consolidation, have been recognized directly in equity as part of the capital reserve.

The consolidated statements of profit or loss and other comprehensive income include the results of each of the consolidation entities or businesses from the earliest date presented or since the date when the consolidated entities or businesses first came under the common control, where this is a shorter period, regardless of the date of the common control consolidation.

Subsidiaries

Subsidiaries are entities controlled by the Group. The Group controls and entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the unaudited interim condensed consolidated financial statements from the date that control commences until the date that control ceases.

Loss of control

Upon the loss of control, the Group derecognizes the assets and liabilities of the subsidiary, any NCI, and the other components of equity related to the subsidiary. Any surplus or deficit arising on the loss of control is recognized in profit or loss. If the Group retains any interest in the former subsidiary, then such interest is measured at fair value at the date that control is lost.

CONVENIENCE TRANSLATION

Translations of amounts in the unaudited interim condensed consolidated statement of financial position, unaudited interim condensed consolidated statements of profit or loss and other comprehensive income, and unaudited interim condensed consolidated statement of cash flows from RM into USD as of and for the period ended September 30, 2025 are solely for the convenience of the reader. Unless otherwise noted, all translations from RM into USD for the fiscal period ended September 30, 2025 were calculated at of USD1 = RM 4.2096 or an average rate of USD1 = RM 4.3265.

FINANCIAL ASSETS

Classification and measurement

Financial assets are recognized when a Group entity becomes a party to the contractual provisions of the instrument. All regular way purchases or sales of financial assets are recognized and derecognized on a trade date basis. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the market place.

Financial assets are initially measured at fair value except for trade receivables arising from contracts with customers which are initially measured in accordance with IFRS 15 Revenue from Contracts with Customers (“IFRS 15”). Transaction costs that are directly attributable to the acquisition of financial assets (other than financial assets at fair value through profit or loss (“FVTPL”)) are added to the fair value of the financial assets, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets at fair value through profit or loss are recognized immediately in consolidated statement of profit or loss. The Group classifies its financial assets at fair value through other comprehensive income, fair value through profit and loss and amortized cost.

The classification depends on the Group’s business model for managing the financial assets as well as the contractual terms of the cash flows of the financial assets.

1.	Financial assets at Fair Value through Profit or Loss (FVTPL) are initially recorded at fair value and transaction costs are expensed in the statements of income and comprehensive income. Realized and unrealized gains and income arising from changes in the fair value of the financial asset held at FVTPL are included in the statements of income and comprehensive income in the period in which they arise. There are no financial assets classified as FVTPL.

2.	Financial assets at Fair Value through Other Comprehensive Income (FVTOCI) are initially recognized at fair value plus transaction costs. Subsequently they are measured at fair value, with gains and losses arising from changes in fair value recognized in other comprehensive income. There is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment. There are no financial assets classified as FVTOCI.

3.	Financial assets at amortized cost are initially recognized at fair value, net of transaction costs, and subsequently carried at amortized cost less any impairment. They are classified as current assets or non- current assets based on their maturity date. The Company has classified trade receivables, other receivables and amounts due from related parties at amortized cost.

Impairment

The Group assesses at end of each reporting period whether there is objective evidence that a financial asset or group of financial assets is impaired.

The Group recognizes expected credit losses (“ECL”) for accounts receivable based on the simplified approach. The simplified approach to the recognition of expected losses does not require the Company to track the changes in credit risk; rather, the Company recognizes a loss allowance based on lifetime expected credit losses at each reporting date from the date of the accounts receivable.

The Group recognizes a loss allowance for other receivable, amount due from director, shareholders and related parties based on 12 months expected credit losses at each reporting date.

The Group measures expected credit loss by considering the risk of default over the contract period and incorporates forward-looking information into its measurement. ECLs are a probability-weighted estimate of credit losses.

ECLs are measured as the difference in the present value of the contractual cash flows that are due to the Company under the contract, and the cash flows that the Company expects to receive. The Company assesses all information available, including past due status, and forward looking macro- economic factors in the measurement of the ECLs associated with its assets carried at amortized cost.

The maximum period considered when estimating ECLs is the maximum contractual period over which the Company is exposed to credit risk.

Derecognition of financial assets

The Group derecognizes a financial asset only when the contractual rights to the cash flow from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of asset to another entity.

On derecognition of a financial asset measured at amortized cost, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in profit or loss.

FINANCIAL LIABILITIES

Financial liabilities are classified as either financial liabilities at FVTPL or at amortized cost. The Group determines the classification of its financial liabilities at initial recognition.

Financial liabilities are classified as measured at amortized cost, net of transaction costs unless classified as FVTPL. The Group trade payables, other payables and accrued liabilities, amounts due to related parties, lease liabilities and bank loans are classified as measured at amortized cost.

Derecognition of financial liabilities

The Group derecognizes financial liabilities when, and only when, the Group’s obligation are discharged, cancelled or expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

PLANT AND EQUIPMENT

Plant and equipment is recognized and subsequently measured at cost less accumulated depreciation and any accumulated impairment losses, if any. When components of property and equipment have different useful lives they are accounted for separately. Depreciation is provided at rates which are calculated to write off the assets over their estimated useful lives as follows:

Computer and handphone	5 years straight line
Equipment and machine	10 years straight line
License	10 years straight line
Right-of-use assets	Over term of lease
Renovation	Over term of lease

Plant and equipment is derecognized upon disposal or when no future economic benefits are expected from its use. Any gain or loss arising from derecognition of the asset, being the difference between the net disposal proceeds and the carrying amount, is recognized in profit or loss.

IMPAIRMENT OF NON-FINANCIAL ASSETS

Impairment of assets are reviewed at the end of each reporting period for impairment when there is an indication that the assets might be impaired. Impairment is measured by comparing the carrying values of the assets with their recoverable amounts. When the carrying amount of an asset exceeds its recoverable amount, the asset is written down to its recoverable amount and an impairment loss shall be recognized. The recoverable amount of an asset is the higher of the asset’s fair value less costs to sell and its value in use, which is measured by reference to discounted future cash flows using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. An impairment loss is recognized in profit or loss.

When there is a change in the estimates used to determine the recoverable amount, a subsequent increase in the recoverable amount of an asset is treated as a reversal of the previous impairment loss and is recognized to the extent of the carrying amount of the asset that would have been determined (net of amortization and depreciation) had no impairment loss been recognized. The reversal is recognized in profit or loss immediately.

LEASES

The Group as leasee

The Group assesses whether a contract is or contains a lease, at inception of the contract. The Group recognizes a right-of-use asset and corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for low-value assets and short-term leases with 12 months or less. For these leases, the Group recognizes the lease payments as an operating expense on a straight-line method over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.

The Group recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use assets and the associated lease liabilities are presented as a separate line item in the statements of financial position.

Right-of-use asset

The right-of-use asset is initially measured at cost. Cost includes the initial amount of the corresponding lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred, less any incentives received.

The right-of-use asset is subsequently measured at cost less accumulated depreciation and any impairment losses, and adjustment for any remeasurement of the lease liability. The depreciation starts from the commencement date of the lease. If the lease transfers ownership of the underlying asset to the Group or the cost of the right-of-use asset reflects that the Group expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. Otherwise, the Group depreciates the right-of-use asset to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The estimated useful lives of the right-of-use assets are determined on the same basis as those plant and equipment.

Lease liability

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Group uses its incremental borrowing rate.

The lease liability is subsequently measured at amortized cost using the effective interest method. It is remeasured when there is a change in the future lease payments (other than lease modification that is not accounted for as a separate lease) with the corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recognized in profit or loss if the carrying amount has been reduced to zero.

PROVISIONS

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of past events, when it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and when a reliable estimate of the amount can be made. Provisions are reviewed at the end of each reporting period and adjusted to reflect the current best estimate. Where the effect of the time value of money is material, the provision is the present value of the estimated expenditure required to settle the obligation. The discount rate shall be a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as interest expense in profit or loss.

Provision for warranties

The Group provides warranties for general repairs of defects. Provisions related to these assurance-type warranties are recognized when the product is sold. Initial recognition is based on historical experience. The estimate of warranty-related costs is revised annually.

REVENUE RECOGNITION

Revenue is derived principally from services, tangible products, rental and others.

Revenue from services

Revenue from services is recognized over time in the year in which the services rendered.

A receivable is recognized when the services are rendered as this is the point in time that the consideration is unconditional because only the passage of time is required before the payment is due.

1.	Subscription services from Speed + Pos software and QR ordering system, which allow our subscribers to gain access to our software. Performance obligation includes to ensure subscribers accessibility, bundled with training, maintenance and support on recurring basis, measured on time elapsed, renewed on monthly basis.

2.	Software consultant and development services cater for customers seeks to customized point of sales system. Performance obligation includes the design and build of software-based systems, integration of hardware and software solutions, running and maintaining of IT infrastructure and procurement services. In all cases, the Company assesses if the multiple obligations should be accounted for as separate performance obligations or combined into a single performance obligation. The Company generally separates multiple obligations in a contract as separate performance obligations if those obligations are distinct, both individually and in the context of the contract. If multiple obligations in a contract are highly interrelated or require significant integration or customization within a group, they are combined and accounted for as a single performance obligation, measured on contract milestone. Contract duration range from two weeks to two months.

3.	Social media management services, involves content creation, engagement, and advertising management. These services are considered as single performance obligation contracted to be delivered over a period of time, measured on time elapsed, renewed on monthly basis.

4.	Data management and analysis services, involves handling and processing data to extract valuable insights that can inform decision-making and improve business operations. These services are considered as single performance obligation, measured on time elapsed contracted to be deliver over a period of time, measured on time elapsed, renewed on monthly basis.

Revenue from tangible products

Revenue from tangible products is recognized at a point in time when the goods have been delivered to the customer and upon its acceptance, and it is probable that the Group will collect the considerations to which it would be entitled to in exchange for the goods sold.

Revenue from rental of machinery

Revenue from rental is recognized at a point in time, measured through time lapsed results in entitlement to collection of revenue.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents comprise cash in hand, bank balances, demand deposits, and short-term, highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value with original maturity periods of three months or less.

Bank overdrafts are presented as current borrowings in the statements of financial position.

SHARE CAPITAL

Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of new ordinary shares are deducted against the share capital account.

INCOME TAX

Current tax assets and liabilities are the expected amount of income tax recoverable or payable to the taxation authorities, measured using tax rates and tax laws that have been enacted or substantively enacted at the end of the reporting period and are recognized in profit or loss except to the extent that the tax relates to items recognized outside profit or loss (either in other comprehensive income or directly in equity).

Deferred taxes are recognized using the liability method for temporary differences other than those that arise from the initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction, affects neither accounting profit nor taxable profit.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period when the asset is realized or the liability is settled, based on the period.

Deferred tax assets are recognized for all deductible temporary differences, unused tax losses and unused tax credits to the extent that it is probable that future taxable profits will be available against which the deductible temporary differences, unused tax losses and unused tax credits can be utilized. The carrying amounts of deferred tax assets are reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that the related tax benefits will be realized.

Current and deferred tax items are recognized in correlation to the underlying transactions either in profit or loss, other comprehensive income or directly in equity.

Current tax assets and liabilities or deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when the deferred taxes relate to the same taxable entity (or on different tax entities but they intend to settle current tax assets and liabilities on a net basis) and the same taxation authority.

EMPLOYEE BENEFITS

Defined contribution plan

The Company participates in Employees Provident Fund (EPF), Malaysia’s national defined contribution plan, employees are required to contribute a specified percentage of their monthly salary to the EPF, which is deducted from their salaries each month. The company also contributes a specified percentage based on the employees’ monthly salaries, as mandated by the EPF regulations. The Company’s contributions are recognized as an expense in the period when employees render related services, and this expense is recorded in the profit or loss statement under employee benefits expense. A liability is recognized for unpaid contributions at the end of each reporting period, representing amounts due to the EPF but not yet paid. Contributions are measured at the statutory rates applicable during the period. In the financial statements, the total amount of contributions made to the EPF during the reporting period is disclosed in the notes under employee benefits.

Actuarial risk (that benefits will be less than expected) and investment risk (that assets invested will be insufficient to meet expected benefits) fall, in substance, on the employee.

DEFERRED OFFERING COSTS

Deferred offering costs are specific expenses incurred during the process of preparing for an offering of securities, including legal, accounting, underwriting, and other fees directly associated with the offering. These costs are initially recorded as an asset when incurred, provided it is probable that the offering will be successfully completed, and are capitalized as “Deferred Offering Costs” on the statement of financial position. Only direct and incremental costs clearly attributable to the offering are capitalized, while general and administrative expenses not directly related to the offering process are expensed as incurred. Upon successful completion of the offering, deferred offering costs are reclassified from the statement of financial position to the statement of comprehensive income and recognized as a reduction of the proceeds from the offering within equity. If it becomes probable that the offering will not be completed, all deferred offering costs are expensed immediately in the period this determination is made.

FOREIGN CURRENCY TRANSACTIONS

The functional currency used by the Company is Malaysia Ringgit. Consequently, operations in currencies other than the Malaysian Ringgit are considered to be denominated in foreign currency and are recorded at the exchange rates in force on the dates of the operations.

At year-end, monetary assets and liabilities denominated in foreign currency are converted by applying the exchange rate on the statement of financial position date. The profits or losses revealed are charged directly to the profit and loss account for the year in which they occur. Non-monetary items in foreign currency measured in terms of historical cost are converted at the exchange rate on the date of the transaction.

The exchange differences of the monetary items that arise both when liquidating them and when converting them at the closing exchange rate, are recognized in the results of the year, except those that are part of the investment of a business abroad, which are recognized directly in equity net of taxes until the time of its disposal.

EARNINGS PER SHARE

Basic income per share is calculated by dividing the income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding in the period. For all periods presented, the income attributable to ordinary shareholders equals the reported income attributable to owners of the Company.

Diluted income per share is calculated by the treasury stock method. Under the treasury stock method, the weighted average number of ordinary shares outstanding for the calculation of diluted income per share assumes that the proceeds to be received on the exercise of dilutive share options and warrants are used to repurchase ordinary shares at the average market price during the period.

The Company has no potentially dilutive securities, such as options or warrants, currently issued and outstanding, as of September 30, 2025 and December 31, 2024.

SEGMENT REPORTING

Operating segments are reported in a manner consistent with the internal reporting provided for decision maker, whose members are responsible for allocating resources and assessing the performance of the operating segments.

BORROWING AND BORROWING COSTS

Borrowings are classified as current liabilities unless the Group has the unconditional right to postpone settlement for at least 12 months after the statement of financial position date, in which case they are classified as non-current liabilities.

Borrowings are initially recorded at fair value, net of any transaction costs. They are then measured at amortized cost. The difference between the initial proceeds (after deducting transaction costs) and the repayment amount is recognized in profit or loss over the term of the borrowings using the effective interest rate method.

Borrowing costs are recognized in profit or loss using the effective interest method except for borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset form part of the cost of that asset.